Statements of Changes in Net Assets Available for Benefits - EBP 001 [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Additions to Net Assets
Employee Contributions	$ 871,835	$ 729,021	$ 523,268
Total Additions	871,835	729,021	523,268
Deductions from Net Assets
Cost of Shares Purchased	831,807	650,947	476,205
Payable to Participants	284,798	244,770	166,696
Prior Year Contributions Used for Current Year Share Purchase	(244,770)	(166,696)	(119,633)
Total Deductions	871,835	729,021	523,268
Net Change in Net Assets	0	0	0
Net Assets Available for Benefits – Beginning of Period	0	0	0
Net Assets Available for Benefits – End of Period	$ 0	$ 0	$ 0